UNCONSOLIDATED STRUCTURED ENTITIES	12 Months Ended
Dec. 31, 2024
Disclosure of unconsolidated structured entities [abstract]
UNCONSOLIDATED STRUCTURED ENTITIES
NOTE 24. UNCONSOLIDATED STRUCTURED ENTITIES
Nature and risks associated with the Bank’s interests in unconsolidated structured entities
The term "unconsolidated structured entities" refers to all structured entities that are not controlled by the Bank. The Bank manages transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.
The table below shows the total assets of unconsolidated structured entities in which the Bank had an interest at the reporting date and its maximum exposure to loss in relation to those interests.
As of December 31, 2024

	Securitizations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	792,368	176,591,828	177,384,196
The Bank’s interest-assets
Investments at fair value through profit or loss	68,710	-	68,710
Investments at fair value through other comprehensive income	8,649	-	8,649
Loans and advances to customers	-	8,435,301	8,435,301
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	77,359	8,435,301	8,512,660
The Bank’s maximum exposure	77,359	8,435,301	8,512,660
Fees income	3,065	558,877	561,942
As of December 31, 2023

	Securitizations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	1,028,501	159,609,365	160,637,866
The Bank’s interest-assets
Investments at fair value through profit or loss	80,436	-	80,436
Investments at fair value through other comprehensive income	22,149	-	22,149
Loans and advances to customers	-	7,997,406	7,997,406
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	102,585	7,997,406	8,099,991
The Bank’s maximum exposure	102,585	7,997,406	8,099,991
Fees income	3,763	474,136	477,899
Securitizations
The Bank invests in asset-backed securities issued by securitization entities for which underlying assets are mortgages originated by financial institutions. The Bank does not have a significant exposure to sub-prime securities. The asset-backed securities are denominated in local market TIPS and accounted for as investment at fair value through profit or loss and residual rights accounted for as investment at fair value through other comprehensive income. These asset-backed securities have different maturities and are generally classified by credit ratings. The Bank does not expect significant changes in those ratings. Also, the Bank retains beneficial interests in the form of servicing fees on the securitized mortgages.
The Bank’s managed funds
The Bank’s managed funds are derived from the following type of business lines: related trusts, mutual funds sold to individuals, corporate trusts, escrow accounts, private equity funds, and delegated tailor-made mandates from third parties. Generally, the revenues correspond to the fees received from the management of resources that are invested in several instruments and management of properties and premises related to real estate projects in progress.
Likewise, the Bank receives fees for management assets pledged as collateral for clients’ commitments and obligations, and fees from management of resources of government agencies and entities.
On the other hand, there is not an additional exposure to loss, such as funding commitments with regards to the Bank’s involvement with those entities.